Balance Sheet Components - Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Raw materials	$ 458	$ 516
Work-in-process	41	100
Finished goods, net	507	91
Total inventories	$ 1,006	$ 707